Short Term Debt (short-term revolving and non-revolving credit facilities, outstanding borrowings and available capacity) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Short term debt revolving and non revolving credit facility [Member]
Short-term Debt [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 2,024	$ 1,762
Credit Facility Advances	1,241	960
Letters of Credit Outstanding, Amount	3	3
Total advances under available facilities	1,244	963
Available capacity under existing agreements	780	799
TECO Energy Inc. and TECO Finance Inc. [Member] | Revolving Credit Facility [Member]
Short-term Debt [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 376	$ 403
Line of Credit Facility, Expiration Date	Mar. 22, 2022	Dec. 17, 2018
TECO Energy Inc. and TECO Finance Inc. [Member] | Finance Term Credit Facility [Member]
Short-term Debt [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 502	$ 537
Line of Credit Facility, Expiration Date	Dec. 31, 2018
Tampa Electric Division [Member] | Revolving Credit Facility [Member]
Short-term Debt [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 408	436
Line of Credit Facility, Expiration Date	Mar. 22, 2022
Tampa Electric Division [Member] | Accounts Receivable Revolving Credit Facility
Short-term Debt [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 188	201
Line of Credit Facility, Expiration Date	Dec. 31, 2018
Tampa Electric Division [Member] | Finance Term Credit Facility [Member]
Short-term Debt [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 377	0
Line of Credit Facility, Expiration Date	Nov. 01, 2018
New Mexico Gas Company [Member] | Revolving Credit Facility [Member]
Short-term Debt [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 157	$ 168
Line of Credit Facility, Expiration Date	Mar. 22, 2022	Dec. 17, 2018
Grand Bahama Power Company Limited [Member] | Revolving Credit Facility [Member]
Short-term Debt [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 16	$ 17